Net corporate and other expenses (Tables)	12 Months Ended
Dec. 31, 2020
Other Income and Expenses [Abstract]
Schedule of net corporate and other expenses
Net corporate and other expenses for the years ended December 31, 2020, 2019 and 2018 consisted of the following:

	2020	2019	2018
Corporate expenses	$39,765	$30,397	$17,606
Investment expense (income) on deposit liabilities	852	5,879	(1,273)
Current expected credit losses	624	—	—
Change in fair value of embedded derivatives in reinsurance contracts	(26)	9	(149)
	$41,215	$36,285	$16,184